Income Taxes - Schedule of Movement of Valuation Allowance of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Valuation Allowance of Deferred Tax Assets [Abstract]
Opening balance	$ 30,410	$ 81,232
Addition		30,410
Reversal	(30,410)	(81,232)
Ending balance		$ 30,410